DEPOSITS AND PREPAYMENT (Tables)	6 Months Ended
Mar. 31, 2024
Deposits And Prepayment
SCHEDULE OF DEPOSITS AND PREPAYMENT

Deposits and prepayment are summarized as follow:

	As of
	September 30, 2023	March 31, 2024
Prepaid insurance costs	$10,899	$4,366
Prepaid costs for proposed financing transactions	-	932,469
Prepaid air freight charges	-	128,205
Total prepayment	10,899	1,065,040
Rental and other deposits	6,667	7,308
Total deposits and prepayment – current	$17,566	1,072,348

	As of
	September 30, 2023	March 31, 2024
Prepaid system development costs	$-	$100,000
Prepaid equipment costs	-	362,974
Total prepayment	-	462,974
Rental and other deposits	320,513	320,513
Total deposits and prepayment – non-current	$320,513	783,487